Initial Public Offering (Details) - USD ($)				6 Months Ended
	Nov. 17, 2020	Oct. 26, 2020	Oct. 22, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 27, 2021
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)						$ 10.00
GOOD WORKS ACQUISITION CORP. [Member]
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)				$ 10.00	$ 12.00
Gross proceeds from issuance (in Dollars)	$ 20,000,000				$ 20,000,000
Proceeds from sale of units (in Dollars)					$ 2,280,000
Sale of stock price per unit (in Dollars per share)					$ 10.00
GOOD WORKS ACQUISITION CORP. [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units sale			15,000,000
Price per share (in Dollars per share)			$ 10.00
Additional number of shares purchased	500,000
Gross proceeds from issuance (in Dollars)			$ 150,000,000
Sale of stock price per unit (in Dollars per share)			$ 10.00
GOOD WORKS ACQUISITION CORP. [Member] | Warrant [Member]
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share)				$ 11.50	$ 11.50
GOOD WORKS ACQUISITION CORP. [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units sale				2,250,000	2,250,000
Additional number of shares purchased	500,000	1,500,000
Gross proceeds from issuance (in Dollars)	$ 20,000,000	$ 15,000,000
Proceeds from sale of units (in Dollars)				$ 170,000,000
Sale total (in Dollars)					$ 170,000,000
Sale of stock price per unit (in Dollars per share)				$ 10.00	$ 10.00